Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011
Marketable securities [Abstract]
Marketable Securities	$ 0	$ 0		$ 2,500
Proceeds from sale of marketable securities	0	1,585	1,098
Gain on sale of marketable securities	$ 0	$ 89	$ 95